Statutory Information - Reconciliation of Net Income and Stockholder's Equity on the Basis of Statutory Accounting (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliations of stockholder's equity
Net income	$ 4,178	$ 5,170	$ 3,573
Reconciliations of stockholder's equity
Total stockholder's equity	49,608	55,715	52,387	$ 64,198
New York Department of Commerce
Reconciliations of stockholder's equity
Based on statutory accounting principles	3,302	5,590	5,441
Deferred acquisition costs	117	(97)	(113)
Deferred and uncollected premiums	(40)	(40)	6
Policy and claim reserves	(108)	(850)	(1,067)
Investment valuation difference	315	(62)	175
Commissions and fees	0	1	6
Deferred taxes	342	(1,474)	(673)
Deferred gain on disposal of businesses	113	4	135
Goodwill and intangibles	0	0	0
Pension	0	2,032	(353)
Reinsurance in unauthorized companies	0	0	0
Interest maintenance reserve, deferral and amortization	137	66	16
Asset valuation reserve	0	0	0
Non-admitted assets and other	0	0	0
Current income taxes	0	0	0
Net income	4,178	5,170	$ 3,573
Reconciliations of stockholder's equity
Based on statutory accounting principles	39,534	42,756
Deferred acquisition costs	121	4
Deferred and uncollected premiums	(40)	0
Deferred and uncollected premiums	4,787	4,895
Investment valuation difference	9,040	12,127
Commissions and fees	0	0
Deferred taxes	(4,210)	(5,180)
Deferred gain on disposal of businesses	(2,158)	(2,489)
Goodwill and intangibles	324	324
Pension	(252)	(253)
Reinsurance in unauthorized companies	0	2
Interest maintenance reserve, deferral and amortization	763	626
Asset valuation reserve	650	768
Non-admitted assets and other	956	2,135
Current income taxes	93	0
Total stockholder's equity	$ 49,608	$ 55,715